Contingent Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Contingent Liabilities
Contractual purchase obligations for 2012	$ 3,845
Contractual purchase obligations for 2013 and 2014	4,339
Contractual purchase obligations for 2015 and 2016	2,185
Contractual purchase obligations for years after 2016	$ 340